Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
At cost:
Electronic equipment	757,326	688,243	98,418
Software	559,914	607,210	86,830
Leasehold improvements	43,562	30,939	4,424
Motor vehicles	6,956	6,049	865
Office equipment	2,492	2,540	363
	1,370,250	1,334,981	190,900
Less: Accumulated depreciation	(1,166,201)	(1,143,918)	(163,578)
	204,049	191,063	27,322